UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	3/31/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                 SERVING HAWAII INVESTORS FOR NEARLY TWO DECADES

                             HAWAIIAN TAX-FREE TRUST

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]


ECONOMY AND FINANCIAL MARKETS

      The year ended March 31, 2004 included continued economic growth despite the effects of the war in Iraq, the corporate accounting scandals, the SARS outbreak, as well as concerns of new terrorist activity following the Spanish rail terrorist attacks. Accommodative monetary policy persisted throughout the year. The Federal Reserve (the "Fed") lowered the overnight lending rate to 1.00% in June, 2003, which now represents the lowest level in more than 46 years. Residential investment and mortgage lending remained strong and helped boost economic growth throughout the year. Bond market performance increased due to the continued low rate environment. Equity markets also posted a strong performance for the year.

      Although the war and SARS had a negative impact on international travel, Hawaii's total visitor days (arrivals times length of stay) for 2003 rose to an all-time high of 61.9 million, up 3.0% from the 2002 level. Domestic arrivals rose substantially more than international arrivals which were down during the first half of 2003 in large part because of SARS. Hawaii's favorable unemployment rate ended the year at 4.1% vs. the U.S. rate at 5.9%. Growth in Hawaii construction and real estate investment has been a strong force behind economic improvement as construction is expected to show a 10% increase over the prior year. Hawaii real personal income levels were up 3.5% for 2003 and we forecast an increase of 4.0% in 2004. Rising income combined with the low rate environment and limited housing inventory sent Hawaii median home prices to new record highs. Home prices are expected to continue to increase in 2004. We believe all of this bodes well for the market performance of Hawaii bonds.


MUNICIPAL MARKET AND FUND PERFORMANCE

      During the 12 months ending March 31, 2004, municipal bond markets experienced similar market conditions as US Treasury securities. Throughout June 2003, a flight to quality in an uncertain global and economic environment along with the Fed directed reduction in interest rates pushed the US Treasury and municipal yield curve to lower levels. In July 2003, the Fed indicated a somewhat more positive outlook on the economy and reductions in the risks of "deflation." Consequently, the bond market sold off substantially in anticipation of the Fed raising rates sooner rather than later. However, since that time, and through March 2004, rates have been moving in a trading range in direct response to the release of economic data (jobs, consumer price index, etc.) as well as increased demand for municipal bonds in comparison with Treasury bonds. The market continues to react to all information that may hint at when the Fed may consider raising short-term interest rates from the current level of 1.00%. State and local governments have been utilizing the low rate environment to refinance and restructure older, more expensive debt leading to increases in municipal new issuance volume.

     Hawaiian Tax-Free Trust had a total return of 4.69% for its Class A shares, 3.95% for Class C shares, and 4.92% for Class Y shares for the calendar year ending December 31, 2003. For the fiscal year ending March 31, 2004, the total return was 4.83% for Class A shares, 3.91% for Class C shares, and 4.97% for Class Y shares. Total return reflects the market fluctuation of the share price as well as reinvested dividends. The Lehman Brothers Quality Intermediate Municipal Bond Index, had a total return of 4.64% for the calendar year 2003 and 4.82% for the fiscal year.


OUTLOOK AND STRATEGY

     The U.S. economy finished the year 2003 on a high note with GDP growth in the second half of the year accelerating at more than 6.0%. We believe the outlook for continued economic expansion through 2004 is favorable. However, there still remains a number of uncertainties. Of particular concern is the sustainability of a strong expansion in the level of job creation experienced in March and how this will begin to offset the current perception of a "jobless recovery." In support of economic recovery, the Fed has maintained a highly accommodative interest rate environment. This has been coupled with a stimulative fiscal policy of across the board tax cuts. When these actions are combined with the unwillingness of Congress to cut federal spending, larger budget deficits have occurred. In the long run, one of the expected results of a growing economy will be an environment of rising interest rates.

     In managing Hawaiian Tax-Free Trust, we keep in mind the Trust's goal of maintaining a relatively high level of double tax-free income together with reasonable principal preservation. Accordingly, we seek to continue to manage the Trust conservatively both in terms of credit quality and interest rate risk by investing primarily in highly rated municipal bonds with intermediate maturities.


PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2004 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index (the "Lehman Index") and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                                                       Trust's Class A Shares
          Lehman Brothers
        Quality Intermediate
        Municipal Bond Index      With Sales Charge      Without Sales Charge    Cost of Living Index
3/94            $10,000                 $ 9,600                 $10,000                 $10,000
3/95            $10,646                 $10,161                 $10,588                 $10,285
3/96            $11,482                 $10,879                 $11,336                 $10,577
3/97            $12,002                 $11,374                 $11,851                 $10,870
3/98            $13,016                 $12,450                 $12,973                 $11,019
3/99            $13,772                 $13,088                 $13,637                 $11,209
3/00            $13,909                 $12,963                 $13,507                 $11,630
3/01            $15,252                 $14,228                 $14,826                 $11,970
3/02            $15,829                 $14,690                 $15,307                 $12,147
3/03            $17,332                 $15,855                 $16,521                 $12,514
3/04            $18,168                 $16,733                 $17,436                 $12,731

                                                               AVERAGE ANNUAL TOTAL RETURN
                                                            FOR PERIODS ENDED MARCH 31, 2004
                                                        -------------------------------------------
                                                                                            SINCE
                                                        1 YEAR      5 YEARS    10 YEARS   INCEPTION
                                                        ------      -------    --------   ---------
Class A (2/20/85)
   With Sales Charge.............................        0.62%       4.17%       5.28%      6.93%
   Without Sales Charge..........................        4.83%       5.04%       5.72%      7.16%
Class C (4/01/96)
   With CDSC.....................................        2.91%       4.19%        n/a       4.64%
   Without CDSC..................................        3.91%       4.19%        n/a       4.64%
Class Y (4/01/96)
   No Sales Charge...............................        4.97%       5.22%        n/a       5.98%
Lehman Index.....................................        4.82%       5.70%       6.15%      6.51%* (Class A)
                                                                                  n/a       5.90%  (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Dividend income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the AquilaSM Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

[Logo of KPMG LLP: the letters KPMG in front of four black rectangles]


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Hawaiian Tax-Free Trust:

     We have audited the accompanying statement of assets and liabilities of Hawaiian Tax-Free Trust (the "Trust"), including the statement of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                        KPMG LLP

New York, New York
May 18, 2004

                             HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2004

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       MUNICIPAL BONDS (98.8%)                                         S&P            VALUE
---------------   --------------------------------------------------------     ---------     -------------
                  HAWAII (96.3%)
                  --------------------------------------------------------
                  Board of Regents, University of Hawaii, University
                     System Revenue Bonds, Series A, FGIC Insured,
$     1,805,000         5.500%, 07/15/14..................................     Aaa/AAA       $   2,079,198
      1,090,000         5.500%, 07/15/16..................................     Aaa/AAA           1,248,802
      2,000,000         5.500%, 07/15/19..................................     Aaa/AAA           2,242,440
      2,000,000         5.500%, 07/15/21..................................     Aaa/AAA           2,219,920
      2,000,000         5.500%, 07/15/22..................................     Aaa/AAA           2,205,060
      3,000,000         5.500%, 07/15/29..................................     Aaa/AAA           3,252,660
                  Board of Regents, University of Hawaii, University
                     System Revenue Bonds, Series B, FSA Insured,
      1,110,000         5.250%, 10/01/12..................................     Aaa/AAA           1,253,368
      1,000,000         5.250%, 10/01/13..................................     Aaa/AAA           1,124,920
      1,140,000         5.250%, 10/01/14..................................     Aaa/AAA           1,268,045
      1,395,000         5.250%, 10/01/15..................................     Aaa/AAA           1,551,686
                  Board of Regents, University of Hawaii, University
                     System Revenue Bonds, Series I, Prerefunded
                     10/01/04 @ 102, FGIC Insured,
        950,000         5.300%, 10/01/08..................................     Aaa/AAA             985,863
      2,825,000         5.500%, 10/01/18..................................     Aaa/AAA           2,944,498
                  City and County of Honolulu, Hawaii Board of Water
                     Supply & System Revenue Bonds, Series A,
                     FGIC Insured,
      1,000,000         3.000%, 07/01/11..................................     Aaa/AAA             995,460
        600,000         4.000%, 07/01/13..................................     Aaa/AAA             628,314
      1,365,000         4.000%, 07/01/14..................................     Aaa/AAA           1,413,717
      2,700,000         4.750%, 07/01/16..................................     Aaa/AAA           2,918,133
      2,805,000         4.750%, 07/01/17..................................     Aaa/AAA           2,997,199
      2,970,000         4.750%, 07/01/18..................................     Aaa/AAA           3,145,230
      3,095,000         4.750%, 07/01/19..................................     Aaa/AAA           3,253,712
      3,265,000         4.750%, 07/01/20..................................     Aaa/AAA           3,413,002
      1,230,000         5.000%, 07/01/21..................................     Aaa/AAA           1,313,234
                  City and County of Honolulu, Hawaii Board of Water
                     Supply & System Revenue Bonds, FSA Insured,
      3,000,000         5.125%, 07/01/21..................................     Aaa/AAA           3,175,320
      5,450,000         5.250%, 07/01/23..................................     Aaa/AAA           5,786,211
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Public Refunding and
                     Improvements Bonds, Series A, Weekly Reset VRDN(1),
                     LOC: Landesbank Hessen-Thuringen Girozentrale,
$     6,150,000         1.000%, 01/01/13..................................   VMIG1/A-1+      $   6,150,000
      1,710,000         1.000%, 01/01/18..................................   VMIG1/A-1+          1,710,000
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Series A, Escrowed to Maturity,
                     FGIC Insured,
      3,995,000         5.750%, 04/01/11..................................     Aaa/NR            4,705,071
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Series A, Escrowed to Maturity,
                     FGIC Insured,
      4,110,000         6.000%, 01/01/11..................................     Aaa/AAA           4,879,104
        920,000         6.000%, 01/01/12..................................     Aaa/AAA           1,098,784
        775,000         5.750%, 04/01/13..................................     Aaa/AAA             921,653
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Series A, Escrowed to Maturity,
                     MBIA Insured,
      1,355,000         6.000%, 11/01/09..................................     Aaa/AAA           1,607,979
        410,000         6.000%, 11/01/10..................................     Aaa/AAA             490,426
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Series A, FGIC Insured,
      9,970,000         7.350%, 07/01/07..................................     Aaa/AAA          11,696,105
      3,600,000         7.350%, 07/01/08..................................     Aaa/AAA           4,347,900
      1,715,000         6.000%, 01/01/11..................................     Aaa/AAA           2,024,420
          5,000         5.750%, 04/01/11..................................     Aaa/AAA               5,868
      1,580,000         6.000%, 01/01/12..................................     Aaa/AAA           1,876,297
      3,025,000         5.750%, 04/01/13..................................     Aaa/AAA           3,571,618
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Series A, FSA Insured,
      2,500,000         5.000%, 09/01/09..................................     Aaa/AAA           2,815,475
      3,500,000         5.375%, 09/01/18..................................     Aaa/AAA           3,878,980
      2,000,000         5.125%, 09/01/20..................................     Aaa/AAA           2,129,720
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Series A, MBIA Insured,
$       860,000         6.000%, 11/01/09..................................     Aaa/AAA       $   1,016,133
      1,090,000         6.000%, 11/01/10..................................     Aaa/AAA           1,298,027
      3,000,000         5.250%, 03/01/15..................................     Aaa/AAA           3,391,260
      2,280,000         5.000%, 11/01/15..................................     Aaa/AAA           2,423,207
      4,600,000         5.250%, 03/01/16..................................     Aaa/AAA           5,170,032
      4,780,000         5.250%, 03/01/17..................................     Aaa/AAA           5,326,067
      2,000,000         5.250%, 03/01/18..................................     Aaa/AAA           2,210,920
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Series A, Prerefunded
                     09/01/06 @ 102, FGIC Insured,
        440,000         5.625%, 09/01/14..................................     Aaa/AAA             490,983
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Series B, FGIC Insured,
        600,000         5.125%, 07/01/11..................................     Aaa/AAA             673,632
      7,310,000         5.500%, 10/01/11..................................     Aaa/AAA           8,490,346
        930,000         5.000%, 11/01/13..................................     Aaa/AAA           1,014,137
      1,060,000         5.000%, 11/01/14..................................     Aaa/AAA           1,150,969
      2,595,000         5.125%, 07/01/15..................................     Aaa/AAA           2,819,338
        530,000         5.000%, 11/01/16..................................     Aaa/AAA             573,031
      1,400,000         5.000%, 11/01/17..................................     Aaa/AAA           1,510,194
      4,490,000         5.000%, 07/01/19..................................     Aaa/AAA           4,773,768
      1,395,000         5.000%, 07/01/20..................................     Aaa/AAA           1,478,393
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Series C, FGIC Insured,
      7,750,000         5.125%, 07/01/14..................................     Aaa/AAA           8,517,793
      2,510,000         5.000%, 07/01/18..................................     Aaa/AAA           2,679,726
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Water Utility Refunding and
                     Improvement, Escrowed to Maturity, FGIC Insured,
      1,125,000         6.000%, 12/01/12..................................     Aaa/AAA           1,360,508
      1,050,000         6.000%, 12/01/15..................................     Aaa/AAA           1,290,356
                  City and County of Honolulu, Hawaii Improvement
                     District No. 261 (Halawa Business Park), Special
                     Assessment Bonds,
$       365,000         6.700%, 10/15/04..................................     NR/NR(2)      $     374,271
        355,000         6.800%, 10/15/05..................................     NR/NR(2)            371,021
        290,000         6.900%, 10/15/06..................................     NR/NR(2)            302,685
                  City and County of Honolulu, Hawaii Multifamily
                     Revenue Bonds (Moanalua Hillside Apartments),
                     Weekly Reset VRDN(1), AMT, FNMA Insured,
      3,500,000         1.070%, 09/15/32..................................     NR/A-1+           3,500,000
                  City and County of Honolulu, Hawaii Wastewater
                     Systems Revenue Bonds, FGIC Insured,
      1,395,000         5.000%, 07/01/12..................................     Aaa/NR            1,552,691
                  City and County of Honolulu, Hawaii Wastewater
                     Systems Revenue Bonds, Junior Series, FGIC Insured,
      2,000,000         5.250%, 07/01/13..................................     Aaa/AAA           2,233,680
      1,000,000         5.250%, 07/01/15..................................     Aaa/AAA           1,102,500
      2,400,000         5.250%, 07/01/16..................................     Aaa/AAA           2,636,256
      2,000,000         5.250%, 07/01/18..................................     Aaa/AAA           2,178,760
      5,055,000         5.000%, 07/01/23..................................     Aaa/AAA           5,232,532
                  City and County of Honolulu, Hawaii Wastewater
                     Systems Revenue Bonds, Senior Series,
                     AMBAC Insured,
      1,810,000         5.500%, 07/01/11..................................     Aaa/NR            2,093,464
      1,065,000         5.500%, 07/01/16..................................     Aaa/NR            1,201,554
      3,000,000         5.500%, 07/01/17..................................     Aaa/NR            3,378,540
      2,310,000         5.500%, 07/01/18..................................     Aaa/NR            2,590,503
      2,000,000         5.250%, 07/01/19..................................     Aaa/NR            2,164,800
                  County of Hawaii, Hawaii General Obligation
                     Bonds, Series A, FGIC Insured,
      1,700,000         5.450%, 05/01/07..................................     Aaa/AAA           1,883,549
      3,170,000         5.500%, 05/01/08..................................     Aaa/AAA           3,576,616
      2,500,000         5.550%, 05/01/09..................................     Aaa/AAA           2,862,350
      1,900,000         5.000%, 02/01/11..................................     Aaa/AAA           2,035,698
      4,905,000         5.600%, 05/01/11..................................     Aaa/AAA           5,688,378
      1,970,000         5.100%, 02/01/12..................................     Aaa/AAA           2,111,623
      1,000,000         5.600%, 05/01/12..................................     Aaa/AAA           1,162,570
                  County of Hawaii, Hawaii General Obligation
                     Bonds, Series A, FGIC Insured (continued)
$     1,000,000         5.600%, 05/01/13..................................     Aaa/AAA       $   1,170,480
      2,205,000         5.200%, 02/01/14..................................     Aaa/AAA           2,346,848
      2,440,000         5.200%, 02/01/16..................................     Aaa/AAA           2,595,599
      1,465,000         5.500%, 07/15/16..................................     Aaa/AAA           1,665,837
                  County of Hawaii, Hawaii General Obligation
                     Bonds, Series A, FSA Insured,
      1,000,000         5.375%, 05/15/13..................................     Aaa/AAA           1,117,800
      1,000,000         5.400%, 05/15/15..................................     Aaa/AAA           1,109,940
      1,000,000         5.000%, 07/15/16..................................     Aaa/AAA           1,096,310
      1,000,000         5.000%, 07/15/17..................................     Aaa/AAA           1,086,510
      1,470,000         5.625%, 05/15/18..................................     Aaa/AAA           1,669,406
      1,000,000         5.000%, 07/15/18..................................     Aaa/AAA           1,081,650
                  County of Kauai, Hawaii General Obligation
                     Bonds, Escrowed to Maturity,
        615,000         9.000%, 08/01/04..................................      A1/NR              630,670
        665,000         9.000%, 08/01/05..................................      A1/NR              733,103
                  County of Kauai, Hawaii General Obligation
                     Bonds, Series A, Prerefunded 08/01/10 @ 100,
                     FGIC Insured,
      1,000,000         6.125%, 08/01/13..................................     Aaa/AAA           1,196,510
      1,010,000         6.250%, 08/01/14..................................     Aaa/AAA           1,215,757
      1,000,000         6.250%, 08/01/15..................................     Aaa/AAA           1,203,720
      1,000,000         6.250%, 08/01/16..................................     Aaa/AAA           1,203,720
      1,275,000         6.250%, 08/01/17..................................     Aaa/AAA           1,534,743
                  County of Kauai, Hawaii General Obligation
                     Refunding Bonds, Series A, MBIA Insured,
      1,010,000         5.700%, 02/01/07..................................     Aaa/AAA           1,035,078
      1,125,000         5.625%, 08/01/13..................................     Aaa/AAA           1,309,748
      1,620,000         5.625%, 08/01/14..................................     Aaa/AAA           1,874,551
      1,035,000         5.625%, 08/01/17..................................     Aaa/AAA           1,186,721
      1,000,000         5.625%, 08/01/18..................................     Aaa/AAA           1,144,490
      2,360,000         5.500%, 08/01/20..................................     Aaa/AAA           2,655,944
                  County of Kauai, Hawaii General Obligation
                     Refunding Bonds, Series B & C, AMBAC Insured,
$       435,000         5.900%, 08/01/08..................................     Aaa/AAA       $     501,194
      1,355,000         5.900%, 08/01/08..................................     Aaa/AAA           1,561,190
      1,300,000         5.950%, 08/01/10..................................     Aaa/AAA           1,535,703
                  County of Maui, Hawaii General Obligation
                     Bonds, Series A, FGIC Insured,
      1,130,000         5.250%, 09/01/13..................................     Aaa/AAA           1,254,526
      1,200,000         5.125%, 03/01/14..................................     Aaa/AAA           1,311,876
      1,265,000         5.250%, 09/01/15..................................     Aaa/AAA           1,402,202
      1,050,000         5.125%, 03/01/16..................................     Aaa/AAA           1,146,663
      1,335,000         5.250%, 09/01/16..................................     Aaa/AAA           1,477,471
      2,590,000         5.250%, 03/01/18..................................     Aaa/AAA           2,842,344
                  County of Maui, Hawaii General Obligation
                     Bonds, Series A, MBIA Insured,
      1,105,000         5.250%, 03/01/15..................................     Aaa/AAA           1,235,081
      1,205,000         5.250%, 03/01/16..................................     Aaa/AAA           1,339,827
      1,000,000         5.250%, 03/01/18..................................     Aaa/AAA           1,095,320
      1,750,000         5.250%, 03/01/19..................................     Aaa/AAA           1,905,610
                  County of Maui, Hawaii General Obligation
                     Bonds, Series A, MBIA Insured,
      1,000,000         5.500%, 03/01/18..................................     NR/AAA            1,126,280
                  County of Maui, Hawaii General Obligation
                     Bonds, Series B, FGIC Insured,
      1,065,000         5.250%, 03/01/11..................................     Aaa/AAA           1,212,002
                  County of Maui, Hawaii General Obligation
                     Bonds, Series B, MBIA Insured,
        300,000         5.375%, 09/01/13..................................     Aaa/AAA             345,360
                  County of Maui, Hawaii General Obligation Bonds,
                     Series C, FGIC Insured,
      1,020,000         5.250%, 03/01/16..................................     Aaa/AAA           1,121,398
      1,000,000         5.250%, 03/01/17..................................     Aaa/AAA           1,094,940
      1,250,000         5.250%, 03/01/20..................................     Aaa/AAA           1,343,425
                  County of Maui, Hawaii General Obligation
                     Refunding Bonds, FGIC Insured,
      2,045,000         5.125%, 12/15/11..................................     Aaa/AAA           2,075,000
                  County of Maui, Hawaii General Obligation
                     Refunding Bonds, Series A, FGIC Insured,
$     1,000,000         5.000%, 03/01/10..................................     Aaa/AAA       $   1,095,250
                  County of Maui, Hawaii General Obligation
                     Refunding Bonds, Series B, MBIA Insured,
      1,445,000         5.375%, 09/01/12..................................     Aaa/AAA           1,664,626
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.), Series A, AMBAC Insured,
      2,965,000         5.500%, 12/01/14..................................     Aaa/AAA           3,386,178
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.), Series A, MBIA Insured,
      3,125,000         4.950%, 04/01/12..................................     Aaa/AAA           3,486,813
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.), Series A-AMT,
                     AMBAC Insured,
      1,000,000         5.100%, 09/01/32..................................     Aaa/AAA           1,019,810
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.), Series D-AMT,
                     AMBAC Insured,
      2,500,000         6.150%, 01/01/20..................................     Aaa/AAA           2,864,650
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc., and Subsidiaries Projects),
                     Series A-AMT, MBIA Insured,
     13,000,000         6.600%, 01/01/25..................................     Aaa/AAA          13,582,789
      5,700,000         5.650%, 10/01/27..................................     Aaa/AAA           6,209,922
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc., and Subsidiaries Projects),
                     Series B-AMT, XL Capital Insured,
      1,000,000         5.000%, 12/01/22..................................     Aaa/AAA           1,031,400
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (Kapiolani
                     Health Care System), MBIA Insured,
$     1,000,000         6.300%, 07/01/08..................................     Aaa/AAA       $   1,022,570
      1,000,000         6.000%, 07/01/11..................................     Aaa/AAA           1,103,680
      6,000,000         6.400%, 07/01/13..................................     Aaa/AAA           6,136,860
      1,000,000         6.200%, 07/01/16..................................     Aaa/AAA           1,106,860
      1,000,000         6.250%, 07/01/21..................................     Aaa/AAA           1,107,940
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (St. Francis
                     Medical Centers), FSA Insured,
     17,000,000         6.500%, 07/01/22..................................     Aaa/AAA          17,222,189
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (The
                     Evangelical Lutheran Good Samaritan Society),
                     AMBAC Insured,
        715,000         4.700%, 11/01/06..................................     Aaa/AAA             768,382
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series A, Prerefunded
                     07/01/06 @ 102,
      5,000,000         6.050%, 07/01/16..................................      A1/A+            5,601,550
      8,625,000         6.000%, 07/01/20..................................      A1/A+            9,653,185
      3,500,000         5.750%, 07/01/26..................................      A1/A+            3,898,055
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series A, Weekly Reset
                     VRDN(1), SPA: Bank of Nova Scotia,
      8,025,000         1.080%, 07/01/26..................................    VMIG1/A-1          8,025,000
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series B, MBIA Insured,
      8,000,000         5.250%, 07/01/23..................................     Aaa/AAA           8,537,280
                  Department of Hawaiian Home Lands (State of
                     Hawaii) Revenue Bonds,
      1,310,000         4.150%, 07/01/08..................................      A3/NR            1,393,120
      1,525,000         4.350%, 07/01/10..................................      A3/NR            1,629,447
      1,245,000         4.450%, 07/01/11..................................      A3/NR            1,319,476
                  Hawaii Community Development Authority
                     Improvement District Revenue Bonds (Kakaako
                     Community Development District 3),
$       160,000         7.300%, 07/01/04..................................     NR/NR(2)      $     162,395
      1,360,000         7.400%, 07/01/10..................................     NR/NR(2)          1,386,194
                  Hawaii Community Development Authority
                     Improvement District Special Assessment Bonds
                     (Kakaako Community Development District 1),
        255,000         5.300%, 07/01/04..................................     NR/NR(2)            257,604
        200,000         5.400%, 07/01/05..................................     NR/NR(2)            203,820
                  Hawaii Community Development Authority
                     Improvement District Special Assessment Bonds
                     (Kakaako Community Development District 2),
        395,000         5.300%, 07/01/04..................................     NR/NR(2)            399,033
        420,000         5.400%, 07/01/05..................................     NR/NR(2)            428,022
        435,000         5.500%, 07/01/06..................................     NR/NR(2)            442,556
        465,000         5.600%, 07/01/07..................................     NR/NR(2)            473,254
        365,000         5.700%, 07/01/08..................................     NR/NR(2)            371,233
                  Housing Finance and Development Corporation
                     (State of Hawaii) Affordable Rental Housing
                     Program Revenue Bonds, Series A, Weekly Reset
                     VRDN(1), LOC: BNP Paribas,
     12,635,000         1.150%, 07/01/27..................................    VMIG1/NR          12,635,000
                  Housing Finance and Development  Corporation
                     (State of Hawaii) Rental Housing Revenue Bonds,
                     Series 89A, Weekly Reset VRDN(1), LOC:
                     BNP Paribas,
      2,600,000         0.980%, 07/01/24..................................    VMIG1/NR           2,600,000
                  Housing Finance and Development Corporation
                     (State of Hawaii) Rental Housing System Revenue
                     Bonds, Series A,
      2,000,000         5.600%, 07/01/12..................................      A2/NR            2,025,340
      3,000,000         5.700%, 07/01/18..................................      A2/NR            3,034,410
                  Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage Revenue
                     Bonds, Series A-AMT, FNMA Insured,
$     3,020,000         5.300%, 07/01/22..................................     Aaa/AAA       $   3,099,607
      2,610,000         6.000%, 07/01/26..................................     Aaa/AAA           2,657,763
      1,885,000         5.400%, 07/01/30..................................     Aaa/AAA           1,922,813
     14,480,000         5.750%, 07/01/30..................................     Aaa/AAA          14,879,937
                  Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage Revenue
                     Bonds, Series B, FNMA Insured,
      2,500,000         5.700%, 07/01/13..................................     Aaa/AAA           2,558,500
      9,350,000         5.450%, 07/01/17..................................     Aaa/AAA           9,684,729
     16,750,000         5.850%, 07/01/17..................................     Aaa/AAA          17,126,037
      6,800,000         5.300%, 07/01/28..................................     Aaa/AAA           6,947,832
      4,025,000         7.000%, 07/01/31..................................     Aaa/AAA           4,073,542
                  Housing Finance and Development Corporation
                     (State of Hawaii) University of Hawaii Faculty
                     Housing Project, Revenue Bonds, AMBAC Insured,
      2,125,000         5.650%, 10/01/16..................................     Aaa/AAA           2,273,835
      4,000,000         5.700%, 10/01/25..................................     Aaa/AAA           4,266,480
                  State of Hawaii Airport System Revenue Bonds, AMT,
                     FGIC Insured,
      4,000,000         5.750%, 07/01/17..................................     Aaa/AAA           4,459,880
      6,000,000         5.625%, 07/01/18..................................     Aaa/AAA           6,599,220
      6,000,000         5.250%, 07/01/21..................................     Aaa/AAA           6,278,760
                  State of Hawaii Airport System Revenue Bonds, AMT,
                     Second Series, Escrowed to Maturity, MBIA Insured,
      6,455,000         6.900%, 07/01/12..................................     Aaa/AAA           7,813,326
                  State of Hawaii Airport System Revenue Bonds,
                     Series B-AMT, FGIC Insured,
      3,000,000         8.000%, 07/01/10..................................     Aaa/AAA           3,790,890
                  State of Hawaii General Obligation Bonds,
                     Series BW, FSA Insured,
      1,000,000         6.400%, 03/01/09..................................     Aaa/AAA           1,182,010
                  State of Hawaii General Obligation Bonds,
                     Series BZ, FGIC Insured,
$     3,700,000         6.000%, 10/01/11..................................     Aaa/AAA       $   4,420,390
      3,500,000         6.000%, 10/01/12..................................     Aaa/AAA           4,197,515
                  State of Hawaii General Obligation Bonds, Series
                     CA, FGIC Insured,
      2,000,000         5.750%, 01/01/11..................................     Aaa/AAA           2,330,560
                  State of Hawaii General Obligation Bonds, Series CC,
        590,000         5.125%, 02/01/07..................................     Aa3/AA-             644,245
                  State of Hawaii General Obligation Bonds, Series CH,
      1,000,000         4.750%, 11/01/11..................................     Aa3/AA-           1,116,300
                  State of Hawaii General Obligation Bonds, Series
                     CH, FGIC Insured,
      5,000,000         6.000%, 11/01/07..................................     Aaa/AAA           5,719,600
      3,390,000         6.000%, 11/01/08..................................     Aaa/AAA           3,948,977
                  State of Hawaii General Obligation Bonds, Series
                     CL, FGIC Insured,
      2,305,000         6.000%, 03/01/11..................................     Aaa/AAA           2,730,180
                  State of Hawaii General Obligation Bonds, Series
                     CM, FGIC Insured,
      3,000,000         6.500%, 12/01/15..................................     Aaa/AAA           3,795,810
                  State of Hawaii General Obligation Bonds, Series
                     CN, FGIC Insured,
      4,000,000         5.250%, 03/01/10..................................     Aaa/AAA           4,421,360
      4,000,000         5.250%, 03/01/13..................................     Aaa/AAA           4,421,360
      3,000,000         5.500%, 03/01/14..................................     Aaa/AAA           3,337,020
      7,950,000         5.250%, 03/01/15..................................     Aaa/AAA           8,775,528
      1,000,000         5.250%, 03/01/17..................................     Aaa/AAA           1,100,850
                  State of Hawaii General Obligation Bonds, Series
                     CP, FGIC Insured,
      5,000,000         5.000%, 10/01/13..................................     Aaa/AAA           5,443,450
      2,195,000         5.000%, 10/01/14..................................     Aaa/AAA           2,379,709
      5,000,000         5.000%, 10/01/15..................................     Aaa/AAA           5,403,350
      7,195,000         5.000%, 10/01/17..................................     Aaa/AAA           7,750,526
                  State of Hawaii General Obligation Bonds, Series
                     CR, MBIA Insured,
$     1,000,000         5.250%, 04/01/13..................................     Aaa/AAA       $   1,108,810
      5,000,000         5.000%, 04/01/16..................................     Aaa/AAA           5,405,900
     16,000,000         5.000%, 04/01/17..................................     Aaa/AAA          17,255,039
                  State of Hawaii General Obligation Bonds, Series
                     CS, MBIA Insured,
      5,000,000         5.000%, 04/01/07..................................     Aaa/AAA           5,460,500
      5,500,000         5.000%, 04/01/09..................................     Aaa/AAA           6,143,885
                  State of Hawaii General Obligation Bonds, Series
                     CU, MBIA Insured,
      1,250,000         5.750%, 10/01/08..................................     Aaa/AAA           1,439,263
      1,000,000         5.750%, 10/01/09..................................     Aaa/AAA           1,166,280
                  State of Hawaii General Obligation Bonds, Series
                     CU, Prerefunded 10/01/10 @ 100, MBIA Insured,
      3,000,000         5.600%, 10/01/19..................................     Aaa/AAA           3,510,780
                  State of Hawaii General Obligation Bonds, Series
                     CV, FGIC Insured,
     13,000,000         5.000%, 08/01/20..................................     Aaa/AAA          13,775,059
      1,015,000         5.000%, 08/01/21..................................     Aaa/AAA           1,066,978
      5,000,000         5.250%, 08/01/21..................................     Aaa/AAA           5,366,800
                  State of Hawaii General Obligation Bonds, Series
                     CX, FSA Insured,
      2,000,000         5.250%, 02/01/12..................................     Aaa/AAA           2,275,720
      8,725,000         5.500%, 02/01/13..................................     Aaa/AAA          10,070,918
        500,000         5.000%, 02/01/19..................................     Aaa/AAA             532,235
      2,500,000         5.500%, 02/01/21..................................     Aaa/AAA           2,761,975
                  State of Hawaii General Obligation Bonds, Series
                     CY, FSA Insured,
      2,500,000         5.750%, 02/01/14..................................     Aaa/AAA           2,945,775
      2,000,000         5.750%, 02/01/15..................................     Aaa/AAA           2,366,720
                  State of Hawaii General Obligation Bonds, Series
                     CZ, FSA Insured,
      1,500,000         5.250%, 07/01/12..................................     Aaa/AAA           1,710,585
      9,390,000         5.250%, 07/01/16..................................     Aaa/AAA          10,478,488
      3,000,000         5.250%, 07/01/17..................................     Aaa/AAA           3,331,950
      3,000,000         5.250%, 07/01/18..................................     Aaa/AAA           3,296,160
                  State of Hawaii Harbor Capital Improvement
                     Revenue Bonds, AMT, FGIC Insured,
$     1,000,000         6.250%, 07/01/09..................................     Aaa/AAA       $   1,031,030
      1,000,000         6.250%, 07/01/10..................................     Aaa/AAA           1,030,900
      3,725,000         6.250%, 07/01/15..................................     Aaa/AAA           3,840,103
     10,180,000         6.375%, 07/01/24..................................     Aaa/AAA          10,497,615
                  State of Hawaii Harbor Capital Improvement
                     Revenue Bonds, AMT, MBIA Insured,
      3,850,000         5.750%, 07/01/17..................................     Aaa/AAA           4,274,617
                  State of Hawaii Harbor Capital Improvement
                     Revenue Bonds, FGIC Insured,
      1,260,000         6.050%, 07/01/04..................................     Aaa/AAA           1,275,120
      1,225,000         6.150%, 07/01/05..................................     Aaa/AAA           1,252,207
                  State of Hawaii Harbor Capital Improvement
                     Revenue Bonds, Series B-AMT, AMBAC Insured,
      3,000,000         5.500%, 07/01/19..................................     Aaa/AAA           3,284,340
                  State of Hawaii Harbor System Revenue Bonds,
                     Series A-AMT, FSA Insured,
      2,000,000         5.750%, 07/01/17..................................     Aaa/AAA           2,226,960
      1,500,000         5.900%, 07/01/21..................................     Aaa/AAA           1,660,590
                  State of Hawaii Highway Revenue Bonds,
                     FGIC Insured,
      3,705,000         5.600%, 07/01/13..................................     Aaa/AAA           4,065,497
      2,000,000         5.250%, 07/01/16..................................     Aaa/AAA           2,186,320
                  State of Hawaii Highway Revenue Bonds, FSA Insured,
      2,000,000         4.500%, 07/01/10..................................     Aaa/AAA           2,193,320
      2,000,000         4.500%, 07/01/11..................................     Aaa/AAA           2,184,300
      5,105,000         5.000%, 07/01/12..................................     Aaa/AAA           5,730,260
        500,000         5.250%, 07/01/13..................................     Aaa/AAA             560,590
      1,530,000         5.375%, 07/01/14..................................     Aaa/AAA           1,719,246
      2,720,000         5.500%, 07/01/19..................................     Aaa/AAA           3,051,514
      2,000,000         5.375%, 07/01/20..................................     Aaa/AAA           2,177,800
      1,110,000         5.500%, 07/01/20..................................     Aaa/AAA           1,244,621
                                                                                             -------------
                                                                                               727,805,354
                                                                                             -------------

                  PUERTO RICO (2.5%)
                  -------------------------------------------------------
                  Puerto Rico Commonwealth Aqueduct and Sewer
                     Authority Revenue Bonds, MBIA Insured,
$     2,500,000         5.000%, 07/01/15..................................     Aaa/AAA           2,688,300
                  Puerto Rico Commonwealth Public Finance Corp.
                     Revenue Bonds, Series A, MBIA Insured,
      5,000,000         5.500%, 08/01/17..................................     Aaa/AAA           5,720,600
                  Puerto Rico Commonwealth Public Improvement
                     General Obligation Bonds, MBIA Insured,
      1,800,000         5.250%, 07/01/13..................................     Aaa/AAA           2,048,544
                  Puerto Rico Commonwealth Public Improvement
                     General Obligation Bonds, Series A, FGIC Insured,
      4,000,000         5.500%, 07/01/13..................................     Aaa/AAA           4,692,160
      2,000,000         5.500%, 07/01/16..................................     Aaa/AAA           2,349,480
                  Puerto Rico Commonwealth Public Improvement
                     General Obligation Bonds, Series CR, FSA Insured,
      1,060,000         5.250%, 07/01/17..................................     Aaa/AAA           1,216,297
                                                                                             -------------
                                                                                                18,715,381
                                                                                             -------------

                  Total Investments (Cost $694,947,036)(3)................      98.8%          746,520,735
                  Other assets less liabilities...........................       1.2             8,839,901
                                                                               ------        -------------
                  Net Assets..............................................     100.0%        $ 755,360,636
                                                                               ======        =============

                  (1) Variable rate demand notes (VRDNs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

                  (2) Any securities not rated (NR) have been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                  (3)   See footnote 4 to the financial statements.

                          PORTFOLIO ABBREVIATIONS:

               AMBAC      American Municipal Bond Assurance Corporation
               AMT        Alternative Minimum Tax
               FGIC       Financial Guaranty Insurance Company
               FNMA       Federal National Mortgage Association
               FSA        Financial Securities Assurance
               LOC        Letter of Credit
               MBIA       Municipal Bond Investors Assurance
               SPA        Standby Bond Purchase Agreement
               VRDN       Variable Rate Demand Note

                See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2004

ASSETS
   Investments at value (cost $694,947,036) .......................................................          $746,520,735
   Cash ...........................................................................................               464,396
   Interest receivable ............................................................................             9,813,698
   Receivable for Trust shares sold ...............................................................               447,841
   Other assets ...................................................................................                 6,473
                                                                                                             ------------
   Total assets ...................................................................................           757,253,143
                                                                                                             ------------

LIABILITIES
   Payable for Trust shares redeemed ..............................................................               650,572
   Dividends payable ..............................................................................               620,994
   Distribution fees payable ......................................................................               291,138
   Adviser and Administrator fees payable .........................................................               257,759
   Accrued expenses ...............................................................................                72,044
                                                                                                             ------------
   Total liabilities ..............................................................................             1,892,507
                                                                                                             ------------
NET ASSETS ........................................................................................          $755,360,636
                                                                                                             ============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .............          $    638,643
   Additional paid-in capital .....................................................................           700,623,700
   Net unrealized appreciation on investments (note 4) ............................................            51,573,699
   Accumulated net realized gain on investments ...................................................               440,517
   Undistributed net investment income ............................................................             2,084,077
                                                                                                             ------------
                                                                                                             $755,360,636
                                                                                                             ============
CLASS A
   Net Assets .....................................................................................          $693,722,528
                                                                                                             ============
   Capital shares outstanding .....................................................................            58,653,879
                                                                                                             ============
   Net asset value and redemption price per share .................................................          $      11.83
                                                                                                             ============
   Offering price per share (100/96 of $11.83 adjusted to nearest cent) ...........................          $      12.32
                                                                                                             ============

CLASS C
   Net Assets .....................................................................................          $ 38,163,982
                                                                                                             ============
   Capital shares outstanding .....................................................................             3,228,581
                                                                                                             ============
   Net asset value and offering price per share ...................................................          $      11.82
                                                                                                             ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..................................................          $      11.82*
                                                                                                             ============

CLASS Y
   Net Assets .....................................................................................          $ 23,474,126
                                                                                                             ============
   Capital shares outstanding .....................................................................             1,981,840
                                                                                                             ============
   Net asset value, offering and redemption price per share .......................................          $      11.84
                                                                                                             ============

                See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MARCH 31, 2004

INVESTMENT INCOME:

     Interest income ................................................................                               $34,332,912

Expenses:

     Investment Adviser fees (note 3) ...............................................            $ 1,040,829
     Administrator fees (note 3) ....................................................              1,932,980
     Distribution and service fees (note 3) .........................................              1,731,981
     Transfer and shareholder servicing agent fees ..................................                340,483
     Trustees' fees and expenses (note 8) ...........................................                156,386
     Shareholders' reports and proxy statements .....................................                140,627
     Legal fees .....................................................................                115,621
     Insurance ......................................................................                 65,418
     Custodian fees .................................................................                 49,770
     Auditing and tax fees ..........................................................                 29,225
     Registration fees and dues .....................................................                 25,317
     Miscellaneous ..................................................................                 46,002
                                                                                                 -----------
                                                                                                   5,674,639

     Expenses paid indirectly (note 6) ..............................................                (46,675)
                                                                                                 -----------
     Net expenses ...................................................................                                 5,627,964
                                                                                                                    -----------
Net investment income ...............................................................                                28,704,948

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ..........................                986,153
     Change in unrealized appreciation on investments ...............................              4,749,938
                                                                                                 -----------
     Net realized and unrealized gain (loss) on investments .........................                                 5,736,091
                                                                                                                    -----------
     Net change in net assets resulting from operations .............................                               $34,441,039
                                                                                                                    ===========

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED           YEAR ENDED
                                                                        MARCH 31, 2004       MARCH 31, 2003
                                                                        --------------       --------------
OPERATIONS:
   Net investment income .........................................      $   28,704,948       $   29,061,836
   Net realized gain (loss) from securities transactions .........             986,153            1,086,092
   Change in unrealized appreciation on investments ..............           4,749,938           27,318,482
                                                                        --------------       --------------
   Change in net assets resulting from operations ................          34,441,039           57,466,410
                                                                        --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income .........................................         (26,573,300)         (27,129,722)

   Class C Shares:
   Net investment income .........................................          (1,134,456)            (973,006)

   Class Y Shares:
   Net investment income .........................................            (997,192)            (959,109)
                                                                        --------------       --------------
      Change in net assets from distributions ....................         (28,704,948)         (29,061,837)
                                                                        --------------       --------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .....................................          66,381,406           78,179,467
   Reinvested dividends and distributions ........................          15,988,808           16,030,825
   Cost of shares redeemed .......................................         (66,720,092)         (56,989,659)
                                                                        --------------       --------------
   Change in net assets from capital share transactions ..........          15,650,122           37,220,633
                                                                        --------------       --------------

      Change in net assets .......................................          21,386,213           65,625,206

NET ASSETS:
   Beginning of period ...........................................         733,974,423          668,349,217
                                                                        --------------       --------------
   End of period* ................................................      $  755,360,636       $  733,974,423
                                                                        ==============       ==============

   * Includes undistributed net investment income of: ............      $    2,084,077       $    2,084,077
                                                                        ==============       ==============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.


2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

C) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

      Effective January 1, 2004, Aquila Management Corporation, founder of the Trust, assigned its Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC (the "Administrator"), which will continue the administration of the Trust. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Trust or the fees being paid. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 2004.


b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the year ended March 31, 2004, service fees on Class A Shares amounted to $1,364,791, of which the Distributor retained $82,560.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 2004, amounted to $275,392. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 2004, amounted to $91,798. The total of these payments made with respect to Class C Shares amounted to $367,190 of which the Distributor retained $68,892.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the year ended March 31, 2004, total commissions on sales of Class A Shares amounted to $1,330,367, of which the Distributor received $141,659.


c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended March 31, 2004, the Trust incurred $110,955 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Smith & Hines LLP.


4. PURCHASES AND SALES OF SECURITIES

      During the year ended March 31, 2004, purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $91,964,411   and   $53,880,839,
respectively.

      At March 31, 2004, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $51,904,031 and gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $253,985 for a net unrealized appreciation of $51,650,046. The tax cost of the Trust's securities at March 31, 2004 equaled $694,870,689.


5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.


6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                              YEAR ENDED                            YEAR ENDED
                                                            MARCH 31, 2004                        MARCH 31, 2003
                                                   -------------------------------       -------------------------------
                                                      SHARES             AMOUNT             SHARES             AMOUNT
                                                   ------------       ------------       ------------       ------------
CLASS A SHARES:
   Proceeds from shares sold ................         4,338,910       $ 51,110,178          4,970,648       $ 57,675,498
   Reinvested distributions .................         1,277,260         15,049,500          1,309,874         15,200,088
   Cost of shares redeemed ..................        (4,480,901)       (52,720,550)        (4,252,320)       (49,305,178)
                                                   ------------       ------------       ------------       ------------
   Net change ...............................         1,135,269         13,439,128          2,028,202         23,570,408
                                                   ------------       ------------       ------------       ------------

CLASS C SHARES:
   Proceeds from shares sold ................           935,498         11,030,203          1,086,453         12,622,577
   Reinvested distributions .................            53,038            624,410             44,331            514,367
   Cost of shares redeemed ..................          (639,318)        (7,518,842)          (395,979)        (4,603,669)
                                                   ------------       ------------       ------------       ------------
      Net change ............................           349,218          4,135,771            734,805          8,533,275
                                                   ------------       ------------       ------------       ------------

CLASS Y SHARES:
   Proceeds from shares sold ................           359,896          4,241,025            677,585          7,881,392
   Reinvested distributions .................            26,724            314,898             27,148            316,370
   Cost of shares redeemed ..................          (553,321)        (6,480,700)          (263,739)        (3,080,812)
                                                   ------------       ------------       ------------       ------------
      Net change ............................          (166,701)        (1,924,777)           440,994          5,116,950
                                                   ------------       ------------       ------------       ------------
Total transactions in Trust
   shares ...................................         1,317,786       $ 15,650,122          3,204,001       $ 37,220,633
                                                   ============       ============       ============       ============


8. TRUSTEES' FEES AND EXPENSES

      During the fiscal year ended March 31, 2004 there were 9 Trustees, one of which is affiliated with the Administrator and is not paid any trustee fees. Each Trustee was paid during the year fees at the annual average rate of $15,900 for carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the independent trustees held prior to each quarterly Board Meeting. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also covers Trustees' expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended March 31, 2004, such meeting-related expenses averaged approximately $3,200 per Trustee.


9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.


10. DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions paid by the Trust during its fiscal years ended March 31, 2004 and 2003 is as follows:

      Distributions paid from

                                             Year Ended March 31,
                                            2004                2003
                                       -------------       -------------
      Net tax-exempt income            $  28,703,852       $  29,054,293
      Ordinary income                          1,096               7,544
                                       -------------       -------------
                                       $  28,704,948       $  29,061,837
                                       =============       =============

      As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed long term capital gain                 $     440,517
      Unrealized appreciation                                 51,650,046
      Undistributed tax-exempt income                          2,007,730
                                                           -------------
                                                           $  54,098,293
                                                           =============



FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended March 31, 2004, $28,703,852 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.99% of total dividends paid during fiscal 2004, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax.

      Prior to January 31, 2004, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2003 CALENDAR YEAR.

                             HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                              CLASS A
                                                                   ----------------------------------------------------------
                                                                                        YEAR ENDED MARCH 31,
                                                                   ----------------------------------------------------------
                                                                    2004         2003         2002         2001         2000
                                                                   ------       ------       ------       ------       ------
Net asset value, beginning of period .......................       $11.73       $11.26       $11.37       $10.94       $11.65
                                                                   ------       ------       ------       ------       ------

Income (loss) from investment operations:
   Net investment income + .................................        0.46         0.48         0.51         0.54         0.56
   Net gain (loss) on securities (both realized
      and unrealized) ......................................        0.10         0.47        (0.10)        0.43        (0.65)
                                                                   ------       ------       ------       ------       ------

   Total from investment operations ........................        0.56         0.95         0.41         0.97        (0.09)
                                                                   ------       ------       ------       ------       ------

Less distributions (note 10):
   Dividends from net investment income ....................       (0.46)       (0.48)       (0.52)       (0.54)       (0.55)
   Distributions from capital gains ........................         -            -            -            -          (0.07)
                                                                   ------       ------       ------       ------       ------
   Total distributions .....................................       (0.46)       (0.48)       (0.52)       (0.54)       (0.62)
                                                                   ------       ------       ------       ------       ------
Net asset value, end of period .............................       $11.83       $11.73       $11.26       $11.37       $10.94
                                                                   ======       ======       ======       ======       ======

Total return (not reflecting sales charge) .................        4.83%        8.57%        3.62%        9.14%       (0.64)%

Ratios/supplemental data
   Net assets, end of period (in millions) .................        $694         $675         $625         $593         $575
   Ratio of expenses to average net assets .................        0.73%        0.71%        0.72%        0.74%        0.73%
   Ratio of net investment income to average
      net assets ...........................................        3.89%        4.15%        4.51%        4.88%        4.99%
   Portfolio turnover rate .................................         8%           5%           13%          11%          4%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .................        0.72%        0.70%        0.70%        0.72%        0.71%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS C
                                                    -----------------------------------------------
                                                                 YEAR ENDED MARCH 31,
                                                    -----------------------------------------------
                                                     2004      2003      2002       2001      2000
                                                    ------    ------    ------     ------    ------
Net asset value, beginning of period ..........     $11.73    $11.26    $11.36     $10.93    $11.65
                                                    ------    ------    ------     ------    ------

Income (loss) from investment operations:
   Net investment income + ....................      0.36      0.38      0.41       0.45      0.47
   Net gain (loss) on securities (both
      realized and unrealized) ................      0.09      0.48     (0.08)      0.43     (0.66)
                                                    ------    ------    ------     ------    ------
   Total from investment operations ...........      0.45      0.86      0.33       0.88     (0.19)
                                                    ------    ------    ------     ------    ------
Less distributions (note 10):
   Dividends from net investment income .......     (0.36)    (0.39)    (0.43)     (0.45)    (0.46)
   Distributions from capital gains ...........       -         -         -          -       (0.07)
                                                    ------    ------    ------     ------    ------
   Total distributions ........................     (0.36)    (0.39)    (0.43)     (0.45)    (0.53)
                                                    ------    ------    ------     ------    ------
Net asset value, end of period ................     $11.82    $11.73    $11.26     $11.36    $10.93
                                                    ======    ======    ======     ======    ======

Total return (not reflecting sales charge) ....      3.91%     7.70%     2.91%      8.28%    (1.53)%

Ratios/supplemental data
   Net assets, end of period (in millions) ....      $38.2     $33.8     $24.1      $15.0     $11.7
   Ratio of expenses to average net assets ....      1.54%     1.51%     1.51%      1.54%     1.53%
   Ratio of net investment income to
     average net assets .......................      3.08%     3.33%     3.68%      4.06%     4.18%
   Portfolio turnover rate ....................        8%        5%       13%        11%        4%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....      1.52%     1.50%     1.50%      1.51%     1.51%

                                                                        CLASS Y
                                                    -----------------------------------------------
                                                                 YEAR ENDED MARCH 31,
                                                    -----------------------------------------------
                                                     2004      2003      2002       2001      2000
                                                    ------    ------    ------     ------    ------
Net asset value, beginning of period ..........     $11.75    $11.28    $11.39     $10.95    $11.67
                                                    ------    ------    ------     ------    ------

Income (loss) from investment operations:
   Net investment income + ....................      0.48      0.50      0.52       0.55      0.58
   Net gain (loss) on securities (both
     realized and unrealized) .................      0.09      0.47     (0.09)      0.45     (0.66)
                                                    ------    ------    ------     ------    ------
   Total from investment operations ...........      0.57      0.97      0.43       1.00     (0.08)
                                                    ------    ------    ------     ------    ------
Less distributions (note 10):
   Dividends from net investment income .......     (0.48)    (0.50)    (0.54)     (0.56)    (0.57)
   Distributions from capital gains ...........       -         -         -          -       (0.07)
                                                    ------    ------    ------     ------    ------
   Total distributions ........................     (0.48)    (0.50)    (0.54)     (0.56)    (0.64)
                                                    ------    ------    ------     ------    ------
Net asset value, end of period ................     $11.84    $11.75    $11.28     $11.39    $10.95
                                                    ======    ======    ======     ======    ======

Total return (not reflecting sales charge) ....      4.97%     8.77%     3.80%      9.44%    (0.56)%

Ratios/supplemental data
   Net assets, end of period (in millions) ....      $23.5     $25.2     $19.3      $7.9      $2.9
   Ratio of expenses to average net assets ....      0.53%     0.51%     0.52%      0.54%     0.53%
   Ratio of net investment income to
     average net assets .......................      4.09%     4.33%     4.69%      5.00%     5.15%
   Portfolio turnover rate ....................        8%        5%       13%        11%        4%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....      0.52%     0.50%     0.50%      0.51%     0.51%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES AND OFFICERS(1)


                                                                                               NUMBER OF
                         POSITIONS                                                             PORTFOLIOS      OTHER DIRECTORSHIPS
                         HELD WITH                                                              IN FUND        HELD BY TRUSTEE
NAME,                    TRUST AND           PRINCIPAL                                           COMPLEX       (THE POSITION HELD IS
ADDRESS(2)               LENGTH OF           OCCUPATION(S)                                      OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH        SERVICE(3)          DURING PAST 5 YEARS                               BY TRUSTEE      INDICATED OTHERWISE.)
-----------------        ----------          -------------------                               ----------      ---------------------

INTERESTED TRUSTEES(4)

Lacy B. Herrmann         Founder,            Founder, Chief Executive Officer and Chairman of        11       Director or trustee,
New York, NY             Trustee since       the Board, Aquila Management Corporation, the                    Pimco Advisors VIT,
(05/12/29)               1984, and           sponsoring organization and parent of the                        Oppenheimer Quest
                         Chairman of         Manager or Administrator and/or Adviser or                       Value Funds Group,
                         the Board of        Sub-Adviser to each fund of the Aquila(sm) Group                 Oppenheimer Small Cap
                         Trustees,           of Funds,(5) Chairman and Chief Executive                        Value Fund,
                         1984-2003           Officer of the Manager or Administrator and/or                   Oppenheimer Midcap
                                             Adviser or Sub-Adviser to each since 2004, and                   Fund, and Oppenheimer
                                             Founder, Chairman of the Board of Trustees,                      Rochester Group of
                                             Trustee and (currently or until 1998) President                  Funds.
                                             of each since its establishment, beginning in
                                             1984, except Chairman of the Board of Trustees
                                             of Hawaiian Tax-Free Trust, Pacific Capital Cash
                                             Assets Trust, Pacific Capital Tax-Free Cash
                                             Assets Trust and Pacific Capital U.S. Government
                                             Securities Cash Assets Trust through 2003;
                                             Director of the Distributor since 1981 and
                                             formerly Vice President or Secretary, 1981-1998;
                                             Trustee Emeritus, Brown University and active in
                                             university, school and charitable organizations.


NON-INTERESTED TRUSTEES

Theodore T. Mason        Chairman since      Executive Director, East Wind Power Partners LTD         5       Trustee, Pimco
New York, NY             2004 and            since 1994 and Louisiana Power Partners,                         Advisors VIT.
(11/24/35)               Trustee since       1999-2003; Treasurer, Alumni Association of SUNY
                         1984                Maritime College since 2004 (President,
                                             2002-2003; First Vice President, 2000-2001,
                                             Second Vice President, 1998-2000) and director
                                             of the same organization since 1997; Director,
                                             STCM Management Company, Inc., since 1973; twice
                                             national officer of Naval Reserve Association,
                                             commanding officer of four naval reserve units
                                             and Captain, USNR (Ret); director, The Navy
                                             League of the United States New York Council
                                             since 2002; trustee, The Maritime Industry
                                             Museum at Fort Schuyler and the Maritime College
                                             at Fort Schuyler Foundation, Inc. since 2000.

Thomas W. Courtney       Trustee since       President, Courtney Associates, Inc., a venture          5       Chairman of the Board
Sewickley, PA            1984                capital firm, since 1988.                                        of Oppenheimer Quest
(08/17/33)                                                                                                    Value Funds Group,
                                                                                                              Oppenheimer Small Cap
                                                                                                              Value Fund,
                                                                                                              Oppenheimer Midcap
                                                                                                              Fund, and Oppenheimer
                                                                                                              Rochester Group of
                                                                                                              Funds; Trustee of
                                                                                                              Pimco Advisors VIT.

Richard W. Gushman, II   Trustee since       President and Chief Executive Officer, OKOA,             4       Trustee, Pacific
Honolulu, HI             1992                Inc., a diversified Hawaii-based real estate                     Capital Funds, which
(02/28/46)                                   organization with activities in the western U.S.                 includes 11 bond and
                                             and the Pacific Basin, since 1972; Managing                      stock funds;
                                             Partner of Summit Financial Resources, a Salt                    director, Outrigger
                                             Lake City, Utah-based financial services                         Hotels since 2000;
                                             company; trustee, the Estate of James Campbell                   director, Servco
                                             since 2000 and Chairman of the Board of Trustees                 Pacific, Inc. and
                                             since 2002; trustee, University of Hawaii                        Oceanic Time-Warner
                                             Foundation and Hawaii Pacific University since                   since 1998; director,
                                             1997; director, United Way of America since                      American Savings Bank
                                             1998; board member of the Boys & Girls Club of                   since 2002.
                                             Honolulu, Aloha United Way, and other charitable
                                             and civic organizations.

Stanley W. Hong          Trustee since       President, Waste Management of Hawaii, Inc.              4       Trustee, Pacific
Honolulu, HI             1992                since 2002; Corporate Vice President, Hawaii                     Capital Funds, which
(04/05/36)                                   Area, Waste Management, Inc. since 2002;                         includes 11 bond and
                                             Trustee, The King William Charles Lunalilo Trust                 stock funds;
                                             Estate since 2001; President and Chief Executive                 director, First
                                             Officer, The Chamber of Commerce of Hawaii,                      Insurance Co. of
                                             1996-2001; director, Hawaii Public Television                    Hawaii, Ltd., Lanilou
                                             Foundation since 1998; Regent, Chaminade                         Properties, Ltd.
                                             University of Honolulu; Chair - trustees, Heald
                                             College; trustee, the Nature Conservancy of
                                             Hawaii; and director of other corporate and
                                             community organizations.

Russell K. Okata         Trustee since       Executive Director, Hawaii Government Employees          4       Trustee, Pacific
Honolulu, HI             1992                Association AFSCME Local 152, AFL-CIO since                      Capital Funds, which
(03/22/44)                                   1981; International Vice President, American                     includes 11 bond and
                                             Federation of State, County and Municipal                        stock funds;
                                             Employees, AFL-CIO since 1981; director of                       Chairman, Royal State
                                             various civic and charitable organizations.                      Group.

Douglas Philpotts        Trustee since       Retired; formerly director, Chairman of the              4       Trustee, Pacific
Honolulu, HI             1992                Board and President of Hawaiian Trust Company,                   Capital Funds, which
(11/21/31)                                   Limited; present or former director of various                   includes 11 bond and
                                             Hawaii-based civic and charitable organizations.                 stock funds.

Oswald K. Stender        Trustee since       Director, Hawaiian Electric Industries, Inc., a          4       Trustee, Pacific
Honolulu, HI             1992                public utility holding company, since 1993;                      Capital Funds, which
(10/08/31)                                   trustee, the Bernice Pauahi Bishop Estate                        includes 11 bond and
                                             1990-1999; trustee, Office of Hawaiian Affairs                   stock funds;
                                             and a member or trustee of several community                     director, Grace
                                             organizations.                                                   Pacific Corporation,
                                                                                                              an asphalt paving
                                                                                                              company.

OFFICERS

Diana P. Herrmann        President since     Vice Chair of Aquila Management Corporation,            N/A       N/A
New York, NY             1998 and Vice       Founder of the Aquila(sm) Group of Funds and
(02/25/58)               Chair since         parent of the Administrator, since 2004,
                         2004                President and Chief Operating Officer since
                                             1997, a Director since 1984, Secretary since
                                             1986 and previously its Executive Vice
                                             President, Senior Vice President or Vice
                                             President, 1986-1997; Vice Chair since 2004 and
                                             President, Chief Operating Officer and Manager
                                             of the Administrator since 2003; Vice Chair,
                                             President, Executive Vice President or Senior
                                             Vice President of funds in the Aquila(sm) Group of
                                             Funds since 1986; Director of the Distributor
                                             since 1997; trustee, Reserve Money-Market Funds,
                                             1999-2000 and Reserve Private Equity Series,
                                             1998-2000; Governor, Investment Company
                                             Institute since 2004, active in charitable and
                                             volunteer organizations.

Charles E. Childs, III   Executive Vice      Executive Vice President of all Funds since             N/A       N/A
New York, NY             President since     2003; Senior Vice President, corporate
(04/01/57)               2003                development, formerly Vice President, Assistant
                                             Vice President and Associate of the
                                             Administrator's parent since 1987; Senior Vice
                                             President, Vice President or Assistant Vice
                                             President of the Money-Market Funds since 1988.

Sherri Foster            Senior Vice         Senior Vice President, Hawaiian Tax-Free Trust          N/A       N/A
Lahaina, HI              President since     since 1993; Vice President or Assistant Vice
(07/27/50)               1993                President of three Aquila Money-Market Funds;
                                             Registered Representative of the Distributor
                                             since 1985.

Stephen J. Caridi        Vice President      Vice President of the Distributor since 1995;           N/A       N/A
New York, NY             since 1998          Vice President, Hawaiian Tax-Free Trust since
(05/06/61)                                   1998; Senior Vice President, Narragansett
                                             Insured Tax-Free Income Fund since 1998, Vice
                                             President 1996-1997; Senior Vice President,
                                             Tax-Free Fund of Colorado since 2004; Assistant
                                             Vice President, Tax-Free Fund For Utah since
                                             1993.

Joseph P. DiMaggio       Chief Financial     Chief Financial Officer of the Aquila(sm) Group of      N/A       N/A
New York, NY             Officer since       Funds since 2003 and Treasurer since 2000;
(11/06/56)               2003 and            Controller, Van Eck Global Funds, 1993-2000.
                         Treasurer since
                         2000

Edward M. W. Hines       Secretary since     Partner, Hollyer Brady Smith & Hines LLP, legal         N/A       N/A
New York, NY             1984                counsel to the Trust, since 1989; Secretary of
(12/16/39)                                   the Aquila(sm) Group of Funds.

Robert W. Anderson       Assistant           Compliance Officer of the Administrator or its          N/A       N/A
New York, NY             Secretary since     predecessor and current parent since 1998 and
(08/23/40)               2000                Assistant Secretary of the Aquila(sm) Group of
                                             Funds since 2000; trustee, Alpha Strategies Fund
                                             since July, 2002; Consultant, The Wadsworth
                                             Group, 1995-1998.

John M. Herndon          Assistant           Assistant Secretary of the Aquila(sm) Group of          N/A       N/A
New York, NY             Secretary since     Funds since 1995 and Vice President of the three
(12/17/39)               1995                Aquila Money-Market Funds since 1990; Vice
                                             President of the Administrator or its predecessor
                                             and current parent since 1990.

Lori A. Vindigni         Assistant           Assistant Treasurer of the Aquila(sm) Group of          N/A       N/A
New York, NY             Treasurer since     Funds since 2000; Assistant Vice President of the
(11/02/66)               2000                Administrator or its predecessor and current
                                             parent since 1998; Fund Accountant for the
                                             Aquila(sm) Group of Funds, 1995-1998.

----------
(1)  The  Trust's  Statement  of  Additional   Information  includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as a shareholder and director of the Distributor.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquila(sm) Group of Funds."



INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

      Whenever you may be interested in seeing a listing of your trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

FOUNDER
AQUILA MANAGEMENT CORPORATION

ADMINISTRATOR
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
ASSET MANAGEMENT GROUP of
BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Theodore T. Mason, Chairman
Lacy B. Herrmann, Founder
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, Vice Chair and President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Joseph P. DiMaggio, Chief Financial Officer
  and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ANNUAL
REPORT

MARCH 31, 2004
                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILA(SM) GROUP OF FUNDS




ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2004 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered By the principal accountant for the audit of the Registrant's annual financial statements were $21,200 in 2004 and $20,600 in 2003

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $8,270 and $7,392 in 2004 and 2003, respectively, for return preparation.

d) All Other Fees - There were no additional fees plaid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation
S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and
Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Trustee and Founder
June 7, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair and President
June 7, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
June 7, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Trustee and Founder
June 7, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair and President
June 7, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 7, 2004



HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.